INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Movement of the valuation allowance
Balance at the beginning of the period	¥ 205,976	¥ 155,852
Increase during the period	40,774	37,142
Balance at the end of the period	¥ 246,750	¥ 192,994